NVIT S&P 500 Index Fund
FUND SUMMARY: NVIT S&P 500 INDEX FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT S&P 500 Index Fund		Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Management Fees		0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fee		none	0.25%	none	none
Other Expenses		0.20%	0.20%	0.15%	0.05%
Total Annual Fund Operating Expenses		0.32%	0.57%	0.27%	0.17%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	(0.07%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.25%	0.50%	0.27%	0.17%
[1]	Under the Fund Participation Agreement between Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Financial Services, Inc. (“NFS”), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class I and Class II shares of the Fund, and 0.10% with respect to Class IV shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class I and Class II shares through April 30, 2016.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I shares	26	96	173	399
Class II shares	51	176	311	707
Class IV shares	28	87	152	343
Class Y shares	17	55	96	217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.49% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) before the deduction of Fund expenses. The S&P 500® Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500® Index. The Fund does not necessarily invest in all of the securities included in the S&P 500® Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

If the value of the Fund’s investment goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class IV Shares (Years Ended December 31,)

Highest Quarter: 15.72% – 2nd qtr. of 2009 Lowest Quarter: -21.96% – 4th qtr. of 2008
The inception date for Class I and Class II shares is May 1, 2013, and for Class Y shares is May 1, 2006. Pre-inception historical performance for each of these share classes is based on the previous performance of Class IV shares. Performance for Class II shares has been adjusted to reflect that share Class’s higher expenses than those of Class IV shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class IV shares.
Average Annual Total Returns (For Periods Ended December 31, 2014)
Average Annual Total Returns NVIT S&P 500 Index Fund	1 Year	5 Years	10 Years	Inception Date
Class I shares	13.36%	15.13%	7.35%	May 01, 2013
Class II shares	13.08%	15.01%	7.29%	May 01, 2013
Class IV shares	13.29%	15.12%	7.35%
Class Y shares	13.41%	15.25%	7.44%	May 01, 2006
S&P 500® Index (reflects no deduction for fees or expenses)	13.69%	15.45%	7.67%